Critical Accounting Judgments and Key Sources of Estimation Uncertainty - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) shares Tranche $ / shares	Dec. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued		$ 617,789
Projected cash flows forecast period	3 years
Share price | $ / shares	$ 33.43
2021 CEO Performance Based Restricted Stock Unit ("PSU") | Jose Neves, the Company' Founder, Chief Executive Officer and Chairman of the Board (the "CEO")
Disclosure Of Accounting Judgments And Estimates [Line Items]
Number of PSU granted | shares	8,440,000
Performance period	8 years
Number of tranche | Tranche	8
Target stock price | $ / shares	$ 75.00
Number of awards expected to vest | shares
Employer tax liability
Palm Angels
Disclosure Of Accounting Judgments And Estimates [Line Items]
Acquisition of percent of ordinary share capital	60.00%
Alibaba and Richemont
Disclosure Of Accounting Judgments And Estimates [Line Items]
Capital contribution from investors	$ 500,000
April 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued	$ 400,000	400,000	$ 400,000
Senior Convertible Notes | February 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued		250,000
Senior Convertible Notes | April 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued		400,000
Senior Convertible Notes | November 2020 Notes
Disclosure Of Accounting Judgments And Estimates [Line Items]
Notes issued		$ 600,000
Farfetch China Holdings Ltd | Alibaba and Richemont
Disclosure Of Accounting Judgments And Estimates [Line Items]
Percentage if investment	25.00%
Bottom of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period		5 years
Top of Range
Disclosure Of Accounting Judgments And Estimates [Line Items]
Projected cash flows forecast period		8 years